CONVERTIBLE SUBORDINATED NOTES	12 Months Ended
Dec. 31, 2011
CONVERTIBLE SUBORDINATED NOTES [Abstract]
CONVERTIBLE SUBORDINATED NOTES
NOTE 9:-	CONVERTIBLE SUBORDINATED NOTES

In 2003, the Company issued the 4.00% Convertible Subordinated Notes due 2012. The Company pays interest on notes semi-annually in arrears on April 1 and October 1 of each year, beginning on April 1, 2005. The Company is committed the total remaining principal amount at maturity. The notes are convertible at the option of the holder into the Company's Ordinary shares at a conversion price of $ 17.40 per Ordinary share at any time before close of business on October 1, 2012, unless the notes have been converted pursuant to a mandatory conversion clause as defined in the indenture for the notes. Since January 1, 2005, the Company may, at its option, require the conversion right to be exercised under certain circumstances set forth in the indenture. During the years ended December 2011 and 2010, $9 and $ 1, respectively, of the notes were converted. In addition, during 2009 the Company redeemed $ 248 of the notes. The collateral for the notes is a second priority security interest consisting of a floating charge on all of the Company's assets and a pledge of all on the shares of Spacenet, a wholly owned subsidiary of the Company.

The interest of the holders of the notes in the collateral is subordinated to the security interest granted for the benefit of lending banks. As of December 31, 2011 and 2010, the outstanding amount of the notes is $ 14,374 and $ 15,219, respectively. As of December 31, 2011, the total outstanding amount was classified as "Current maturities of long-term loans and convertible subordinated notes".

The balance of the notes results from debt restructurings that occurred in 2003. The debt restructurings were accounted for as troubled debt restructuring on the basis of combination of types of restructuring and on the basis of modification of terms pursuant to ASC 470, "Debt" ("ASC 470") and ASC 310, "Receivables" ("ASC 310") and ASC 470-50-45-1. Accordingly, the Company recognized a gain in 2003. As part of the accounting for the troubled debt restructurings, the Company accrued to the balance of the notes the remaining future interest payable until maturity, presented as a separate line item in the balance sheet. Therefore, at each reporting date the liabilities include both principal and all future remaining interest payments. Consequently, though the Company pays periodical interest payments, the statement of operations does not reflect the costs of such interest payments.